Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MML Blue Chip Growth Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	35.70%	49.53%	(39.50%)	16.34%	34.40%	29.84%	1.88%	36.22%	0.91%	11.10%
MML Equity Income Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	11.67%	9.54%	(3.57%)	25.58%	1.34%	26.45%	(9.36%)	16.33%	18.68%	(6.88%)
MML Equity Index Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	24.44%	25.75%	(18.50%)	28.19%	18.06%	30.86%	(4.80%)	21.34%	11.48%	0.99%
MML Focused Equity Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	10.09%	9.88%	(4.69%)	22.25%	12.76%	30.15%	1.18%	21.99%	17.96%	(8.93%)
MML Foreign Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	3.46%	16.22%	(14.58%)	13.04%	5.93%	13.17%	(15.90%)	21.73%	1.44%	(4.17%)
MML Fundamental Equity Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	23.71%	23.00%	(20.24%)	27.67%	20.02%	33.74%	0.80%	27.67%	3.73%	6.22%
MML Global Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.60%	14.51%	(17.78%)	17.32%	14.02%	30.59%	(9.53%)	24.16%	7.55%	(1.36%)
MML Income & Growth Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	14.90%	9.19%	(0.31%)	26.27%	3.03%	24.43%	(11.68%)	17.43%	16.40%	(0.09%)
MML International Equity Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	0.84%	18.51%	(15.10%)	11.77%	5.37%	24.63%	(23.79%)	30.35%	8.27%	(4.77%)
MML Large Cap Growth Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	34.09%	51.71%	(27.55%)	18.41%	31.78%	31.99%	(2.26%)	33.51%	(0.38%)	5.12%
MML Managed Volatility Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	14.85%	12.87%	(12.05%)	11.54%	6.68%	11.90%	(4.69%)	9.03%	3.69%	3.01%
MML Mid Cap Growth Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	11.16%	22.64%	(25.11%)	13.21%	25.57%	31.30%	(2.17%)	24.81%	6.29%	6.78%
MML Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	8.53%	5.97%	(1.33%)	23.31%	1.71%	29.13%	(12.99%)	11.70%	23.23%	(1.45%)
MML Small Cap Growth Equity Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	10.29%	16.84%	(23.15%)	7.31%	35.62%	34.32%	(4.87%)	22.81%	12.74%	(5.11%)
MML Small Company Value Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	7.18%	16.14%	(14.78%)	25.47%	9.16%	25.54%	(12.94%)	11.69%	32.46%	(5.36%)
MML Small/Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	10.29%	17.12%	(15.69%)	35.94%	4.65%	20.28%	(14.92%)	13.44%	25.10%	(5.53%)
MML Sustainable Equity Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	19.94%	24.51%	(17.01%)	27.14%	14.51%	32.10%	(5.20%)	23.70%	8.77%	0.49%
MML Total Return Bond Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	0.47%	5.45%	(14.70%)	(1.19%)	8.79%	8.91%	(0.07%)	2.96%	2.52%	0.24%
MML Conservative Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	6.61%	11.65%	(14.74%)	8.60%	9.93%	15.20%	(3.50%)	9.62%	5.78%	(0.38%)
MML Balanced Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	7.70%	12.47%	(14.73%)	9.98%	10.93%	16.75%	(4.47%)	11.48%	6.15%	(0.36%)
MML Moderate Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	8.87%	13.90%	(14.97%)	11.99%	10.54%	18.58%	(5.48%)	13.33%	6.89%	(0.64%)
MML Growth Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	10.93%	15.98%	(15.30%)	14.33%	12.76%	21.21%	(6.90%)	16.07%	7.57%	(0.71%)
MML Aggressive Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	12.74%	18.32%	(15.90%)	16.65%	13.35%	23.93%	(8.12%)	18.77%	8.54%	(0.84%)
MML American Funds Growth Fund | Service Class I
Prospectus [Line Items]
Annual Return [Percent]	31.11%	37.96%	(30.29%)	21.54%	51.41%	30.22%	(0.65%)	27.78%	9.00%	6.41%
MML American Funds Core Allocation Fund | Service Class I
Prospectus [Line Items]
Annual Return [Percent]	11.87%	14.37%	(13.70%)	12.85%	11.39%	18.12%	(4.84%)	14.94%	8.97%	(1.12%)